FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (753)	$ 62	$ (595)	$ 100
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(224)	224	(137)	778
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(137)	(88)	291	(422)
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	81	144	138	227
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(77)	(73)	(150)	(132)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (396)	$ (145)	$ (737)	$ (351)